Annual Fund Operating Expenses - SA JPMorgan MFS Core Bond Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.60%
Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.64%
Fee Waivers and/or Expense Reimbursements	0.10%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%	[1]
Class 2
Operating Expenses:
Management Fees	0.60%
Service (12b-1) Fees	0.15%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.79%
Fee Waivers and/or Expense Reimbursements	0.10%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.69%	[1]
Class 3
Operating Expenses:
Management Fees	0.60%
Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.89%
Fee Waivers and/or Expense Reimbursements	0.10%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.79%	[1]

[1]	Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2022, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive 0.10% of its advisory fee on an annual basis with respect to the Portfolio. This agreement may be modified or discontinued prior to April 30, 2022 only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.